Quarterly Holdings Report
for
Fidelity® Mega Cap Stock Fund
September 30, 2024
GII-NPRT1-1124
1.808770.120
Common Stocks - 93.2%
	Shares	Value ($)
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Imperial Oil Ltd	507,500	35,704,555
FRANCE - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Airbus SE	127,300	18,631,161
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	138,600	31,753,260
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	144,990	6,760,440
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	479,399	12,541,664
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV depository receipt	162,792	5,326,554
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	9,836	8,195,847
TOTAL NETHERLANDS		26,064,065
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	153,100	26,588,877
UNITED KINGDOM - 0.9%
Consumer Staples - 0.9%
Beverages - 0.7%
Diageo PLC	641,262	22,399,221
Tobacco - 0.2%
British American Tobacco PLC ADR	229,500	8,395,110
TOTAL UNITED KINGDOM		30,794,331
UNITED STATES - 87.2%
Communication Services - 9.7%
Entertainment - 0.5%
Walt Disney Co/The	203,899	19,613,045
Interactive Media & Services - 7.9%
Alphabet Inc Class A	432,900	71,796,465
Alphabet Inc Class C	391,700	65,488,323
Meta Platforms Inc Class A (e)	214,600	122,845,624
		260,130,412
Media - 1.3%
Charter Communications Inc Class A (b)	3,400	1,101,872
Comcast Corp Class A	965,597	40,332,987
		41,434,859
TOTAL COMMUNICATION SERVICES		321,178,316

Consumer Discretionary - 2.9%
Broadline Retail - 0.1%
Amazon.com Inc (b)	20,600	3,838,398
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings Inc	10,148	42,744,594
Marriott International Inc/MD Class A1	26,600	6,612,760
Starbucks Corp	127,700	12,449,473
		61,806,827
Specialty Retail - 0.7%
Lowe's Cos Inc	89,811	24,325,309
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	68,300	6,037,720
TOTAL CONSUMER DISCRETIONARY		96,008,254

Consumer Staples - 4.8%
Beverages - 1.4%
Coca-Cola Co/The	348,900	25,071,954
Keurig Dr Pepper Inc	500,600	18,762,488
Monster Beverage Corp (b)	46,900	2,446,773
PepsiCo Inc	9,600	1,632,480
		47,913,695
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	1,300	1,152,476
Sysco Corp	118,999	9,289,062
Target Corp	56,510	8,807,649
Walmart Inc (e)	318,300	25,702,725
		44,951,912
Food Products - 0.0%
Mondelez International Inc	25,900	1,908,052
Household Products - 0.1%
Procter & Gamble Co/The	18,210	3,153,972
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	84,300	8,403,867
Haleon PLC ADR	1,856,133	19,637,887
Kenvue Inc	1,159,357	26,815,928
		54,857,682
Tobacco - 0.2%
Philip Morris International Inc	56,900	6,907,660
TOTAL CONSUMER STAPLES		159,692,973

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Exxon Mobil Corp	1,673,964	196,222,060
Shell PLC ADR	785,810	51,824,170
		248,046,230
Financials - 14.6%
Banks - 11.0%
Bank of America Corp	2,340,151	92,857,192
JPMorgan Chase & Co	243,330	51,308,564
PNC Financial Services Group Inc/The	147,631	27,289,590
US Bancorp	457,112	20,903,732
Wells Fargo & Co	3,059,576	172,835,448
		365,194,526
Capital Markets - 0.3%
Charles Schwab Corp/The	73,400	4,757,054
CME Group Inc Class A	10,800	2,383,020
KKR & Co Inc Class A	11,700	1,527,786
		8,667,860
Consumer Finance - 0.1%
American Express Co	13,500	3,661,200
Financial Services - 3.2%
Apollo Global Management Inc	12,300	1,536,392
Berkshire Hathaway Inc Class B (b)	51,200	23,565,312
Fiserv Inc (b)	26,600	4,778,690
Mastercard Inc Class A	38,052	18,790,078
PayPal Holdings Inc (b)	60,000	4,681,800
Visa Inc Class A	191,188	52,567,141
		105,919,413
TOTAL FINANCIALS		483,442,999

Health Care - 8.5%
Biotechnology - 0.0%
Gilead Sciences Inc	19,700	1,651,648
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	107,400	12,244,674
Boston Scientific Corp (b)	543,119	45,513,372
Medtronic PLC	26,896	2,421,447
		60,179,493
Health Care Providers & Services - 3.1%
Cigna Group/The	72,262	25,034,447
Humana Inc	31,800	10,072,332
UnitedHealth Group Inc	115,003	67,239,955
		102,346,734
Life Sciences Tools & Services - 0.9%
Danaher Corp	91,010	25,302,600
Thermo Fisher Scientific Inc	7,400	4,577,418
		29,880,018
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	308,099	15,941,042
Eli Lilly & Co	38,300	33,931,502
GSK PLC ADR	490,866	20,066,602
Johnson & Johnson	112,514	18,234,019
		88,173,165
TOTAL HEALTH CARE		282,231,058

Industrials - 12.7%
Aerospace & Defense - 7.7%
Boeing Co (b)	494,400	75,168,576
GE Aerospace (e)	951,504	179,434,624
		254,603,200
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	275,879	37,613,343
Commercial Services & Supplies - 0.1%
Veralto Corp	17,403	1,946,700
Electrical Equipment - 2.5%
GE Vernova Inc (e)	301,373	76,844,088
Rockwell Automation Inc	19,700	5,288,662
		82,132,750
Machinery - 1.3%
Caterpillar Inc	52,400	20,494,688
Deere & Co	53,280	22,235,342
		42,730,030
TOTAL INDUSTRIALS		419,026,023

Information Technology - 24.0%
IT Services - 0.0%
International Business Machines Corp	2,900	641,132
Kyndryl Holdings Inc (b)	220	5,056
		646,188
Semiconductors & Semiconductor Equipment - 9.3%
Analog Devices Inc	9,100	2,094,547
Applied Materials Inc	134,074	27,089,652
Broadcom Inc	217,300	37,484,250
Lam Research Corp	20,600	16,811,248
Marvell Technology Inc	141,365	10,195,244
Micron Technology Inc	10,100	1,047,470
NVIDIA Corp	1,521,300	184,746,672
QUALCOMM Inc	160,516	27,295,746
		306,764,829
Software - 10.7%
Adobe Inc (b)	59,110	30,605,976
Autodesk Inc (b)	28,800	7,933,824
Intuit Inc	9,700	6,023,700
Microsoft Corp	605,376	260,493,293
Oracle Corp (e)	234,500	39,958,800
Salesforce Inc	28,400	7,773,364
		352,788,957
Technology Hardware, Storage & Peripherals - 4.0%
Apple Inc	529,342	123,336,686
Dell Technologies Inc Class C	97,600	11,569,504
		134,906,190
TOTAL INFORMATION TECHNOLOGY		795,106,164

Materials - 0.6%
Chemicals - 0.2%
Air Products and Chemicals Inc	19,500	5,805,930
Linde PLC	5,000	2,384,299
		8,190,229
Metals & Mining - 0.4%
Freeport-McMoRan Inc	262,300	13,094,016
TOTAL MATERIALS		21,284,245

Real Estate - 0.9%
Industrial REITs - 0.1%
Prologis Inc	22,800	2,879,184
Specialized REITs - 0.8%
American Tower Corp	61,310	14,258,254
Crown Castle Inc	95,700	11,352,891
		25,611,145
TOTAL REAL ESTATE		28,490,329

Utilities - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp	15,200	1,752,560
NextEra Energy Inc	37,900	3,203,687
Southern Co/The (e)	311,100	28,054,998
		33,011,245
TOTAL UNITED STATES		2,887,517,836
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd	1,610,600	21,959,750
TOTAL COMMON STOCKS (Cost $1,816,303,374)		3,085,774,275

U.S. Treasury Obligations - 1.5%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/31/2024 (e)	5.13	14,887,000	14,828,997
US Treasury Bills 0% 11/14/2024 (e)	5.14	25,619,000	25,473,085
US Treasury Bills 0% 11/7/2024 (e)	5.13 to 5.16	11,227,000	11,172,793
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,452,711)			51,474,875

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $174,013,763)	4.89	173,978,967	174,013,763

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,041,769,848)	3,311,262,913
NET OTHER ASSETS (LIABILITIES) - 0.0%	744,866
NET ASSETS - 100.0%	3,312,007,779

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	353	6,656,874	210.00	11/15/24	(69,365)
GE Aerospace	Chicago Board Options Exchange	400	7,543,200	200.00	11/15/24	(165,000)
GE Vernova Inc	Chicago Board Options Exchange	100	2,549,800	280.00	11/15/24	(95,500)
GE Vernova Inc	Chicago Board Options Exchange	300	7,649,400	240.00	10/18/24	(567,000)
GE Aerospace	Chicago Board Options Exchange	400	7,543,200	190.00	10/25/24	(246,000)
Meta Platforms Inc Class A	Chicago Board Options Exchange	100	5,724,400	575.00	10/18/24	(135,250)
Oracle Corp	Chicago Board Options Exchange	100	1,704,000	175.00	11/01/24	(25,750)
Southern Co/The	Chicago Board Options Exchange	600	5,410,800	95.00	11/15/24	(40,500)
Walmart Inc	Chicago Board Options Exchange	300	2,422,500	72.00	10/18/24	(244,500)

						(1,588,865)
Put Options
Estee Lauder Cos Inc/The Class A	Chicago Board Options Exchange	600	5,981,400	80.00	10/18/24	(4,500)
Hess Corp	Chicago Board Options Exchange	500	6,790,000	125.00	10/18/24	(28,750)
Boeing Co/The	Chicago Board Options Exchange	500	7,602,000	150.00	10/18/24	(211,250)
Walt Disney Co/The	Chicago Board Options Exchange	400	3,847,600	80.00	10/18/24	(1,000)
United Parcel Service Inc Class B	Chicago Board Options Exchange	500	6,817,000	120.00	10/18/24	(5,250)

						(250,750)
TOTAL WRITTEN OPTIONS						(1,839,615)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $75,926,662.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	186,553,102	129,994,844	142,534,183	2,333,125	-	-	174,013,763	0.4%
Fidelity Securities Lending Cash Central Fund	2,072,600	20,475,409	22,548,009	3,854	-	-	-	0.0%
Total	188,625,702	150,470,253	165,082,192	2,336,979	-	-	174,013,763

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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